Note 16 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Interest rate swap contract	$ 0	$ 184,392
Derivative	$ 0	200,636
Fair Value, Recurring [Member]
Interest rate swap contract		184,392
Derivative		200,636
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract		0
Derivative		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract		184,392
Derivative		200,636
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract		0
Derivative		$ 0